Cover	Oct. 23, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 23, 2026
Entity File Number	001-42909
Entity Registrant Name	FUSEMACHINES INC.
Entity Central Index Key	0002033383
Entity Tax Identification Number	98-1602789
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 West 41st Street
Entity Address, Address Line Two	21st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(347)
Local Phone Number	212-5075
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	FUSE
Security Exchange Name	NASDAQ
Warrants to purchase shares of Common Stock
Title of 12(b) Security	Warrants to purchase shares of Common Stock
Trading Symbol	FUSEW
Security Exchange Name	NASDAQ